CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 30,213	$ 30,485	$ 63,457
Costs of revenues	5,066	6,514	14,409
Amortization of existing technology		597	597
Repayment of OCS grants			9,938
Gross profit	25,147	23,374	38,513
Operating Expenses:
Research and development (net of grants and participations in the amount of $3,160, $2,625 and $5,050 for the six months ended June 30, 2012 and 2011, and for the year ended December 31, 2011, respectively)	9,374	8,291	16,695
Selling and marketing	3,944	3,901	7,743
General and administrative	2,423	2,105	4,316
Total operating expenses	15,741	14,297	28,754
Operating income	9,406	9,077	9,759
Financial income, net	1,279	695	1,713
Income before taxes	10,685	9,772	11,472
Taxes on income		(3,527)	(3,530)
Net income	10,685	6,245	7,942 [1]
Basic net income per share	$ 0.38	$ 0.24	$ 0.3
Diluted net income per share	$ 0.37	$ 0.22	$ 0.28
Weighted average number of Ordinary Shares used in computing basic net income per share	27,783,834	26,400,961	26,681,749
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,700,836	27,798,963	28,001,428
Unrealized gain (loss) on available-for-sale marketable securities	399	(82)	(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	125	290	(882)
Total comprehensive income	$ 11,209	$ 6,453	$ 6,442

[1]	Including one time repayment of OCS grants